Prospectus supplement dated June 1, 2020
to the following prospectus(es):
Nationwide Destination Architect 2.0, America's marketFLEX II Annuity, America's marketFLEX Edge Annuity, America's marketFLEX Advisor Annuity, Nationwide Destination Freedom+, Nationwide Advisory Retirement Income Annuity, and Nationwide Advisory Retirement Income Annuity - New York prospectuses dated May 1, 2020
America's marketFLEX Annuity prospectus dated May 1, 2016
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
The prospectus offers the following underlying mutual fund as an investment option under the contract. Effective May 1, 2020, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
ALPS Variable Investment Trust – ALPS/Red Rocks Listed Private Equity Portfolio: Class III	ALPS Variable Investment Trust – ALPS/Red Rocks Global Opportunity Portfolio: Class III
PROS-0407
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